COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Underwriting agreement, description	The underwriters are entitled to a deferred fee of (i) 3.5% of the gross proceeds of the initial 12,000,000 Units sold in the Initial Public Offering, or $4,200,000, and (ii) 5.5% of the gross proceeds from the Units sold pursuant to the over-allotment option, or $990,000.	The underwriters are entitled to a deferred fee of (i) 3.5% of the gross proceeds of the initial 12,000,000 Units sold in the Initial Public Offering, or $4,200,000, and (ii) 5.5% of the gross proceeds from the Units sold pursuant to the over-allotment option, or $990,000.
Merger consideration description	The total consideration to be paid at Closing (the “Merger Consideration”) by Vickers to Scilex stockholders will be an amount equal to the quotient of (a) the sum of (i) $1,500,000,000 minus (ii) the aggregate amount of Scilex long term debt excluding intercompany debt owed to Sorrento existing as of immediately prior to the date of the closing of the transaction (the “Closing Date”); divided by (b) $10.00, and will be payable in shares of common stock, par value $0.0001 per shares, of Vickers upon its domestication in Delaware (“Vickers Common Stock”).
Issued and outstanding percentage	88.00%
Net tangible assets	$ 5,000,001
Balance in the trust account	$ 25,000,000
Deferred underwriting commission description	50% of the Deferred Underwriting Commission will be payable to Maxim directly from the trust account; and
Scilex Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Par value per share	$ 0.0001